Debt - Summary of Debt (Detail) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Mar. 01, 2020	Jan. 03, 2020
Debt Instrument [Line Items]
Long-term debt	$ 14,695	$ 15,430
Debt discount		0	$ (2,752)
Total debt	14,695	15,430	262,678
Debt, current	1,470	1,470	247,248
Debt, non-current	$ 13,225	$ 13,960	15,430
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Variable interest rate	9.05%	9.05%
Term loan
Debt Instrument [Line Items]
Interest Rate	0.00%	0.00%
Long-term debt	$ 14,695	$ 15,430	15,430
Line of Credit [Member]
Debt Instrument [Line Items]
Long-term debt		$ 0	$ 250,000	$ 250,000	$ 250,000